COMMITMENTS AND CONTINGENCIES (Schedule of Future Lease Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Lease and rental expenses	$ 8,362	$ 8,103	$ 8,165
Rented Facilities [Member]
Operating Leased Assets [Line Items]
2013	5,057
2014	4,387
2015	2,999
2016	2,834
2017	2,803
Thereafter	5,321
Total operating lease future minimum payments due	23,401
Leased Vehicles [Member]
Operating Leased Assets [Line Items]
2013	1,583
2014	1,063
2015	181
2016	9
2017
Thereafter
Total operating lease future minimum payments due	$ 2,836